Pension and Other Postretirement Benefits (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
Annual Pension and Other Postretirement Benefit Expenses as Per Changed Measurement Date
Retained earnings				$ (3)
Accumulated other comprehensive income				9
Total				6
Pension Benefits [Member]
Annual Pension and Other Postretirement Benefit Expenses as Per Changed Measurement Date
Retained earnings				(2)
Accumulated other comprehensive income				8
Total				6
Change in present value of pension and other postretirement benefit
Obligation at beginning of year	577	415
Service cost	16	10	13
Interest cost	33	32	30
Net actuarial (gain) loss	10	143
Benefits paid	(24)	(23)
Special termination benefits	1		1
Obligation at end of year	613	577	415
Expected benefit payments over the next 10 years
2012	25
2013	26
2014	28
2015	29
2016	30
2017-2021	179
Medical and Life Insurance Benefits [Member]
Annual Pension and Other Postretirement Benefit Expenses as Per Changed Measurement Date
Retained earnings				(1)
Accumulated other comprehensive income				1
Total				0
Change in present value of pension and other postretirement benefit
Obligation at beginning of year	58	44
Service cost	1	1	1
Interest cost	3	3	3
Net actuarial (gain) loss	(10)	12
Plan amendments	6
Retiree contributions	2	2
Benefits paid	(4)	(4)
Obligation at end of year	56	58	44
Expected benefit payments over the next 10 years
2012	3
2013	3
2014	3
2015	3
2016	3
2017-2021	$ 18